General information	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Abstract]
General information

1. General information

ObsEva SA (the “Company”) was founded on November 14, 2012, and its address is 12 Chemin des Aulx, 1228 Plan-les-Ouates, Geneva, Switzerland. The terms “ObsEva” or “the Group” refer to ObsEva SA together with its subsidiaries included in the scope of consolidation (note 2.2).

The Group is focused on the development and commercialization of novel therapeutics to improve women’s reproductive health and pregnancy. The Group has a portfolio of two mid- to late-stage development in-licensed compounds (linzagolix, and nolasiban) and one out-licensed mid- to late-stage development product (ebopiprant). The Group has no currently marketed products.

These consolidated financial statements are presented in dollars of the United States (USD), rounded to the nearest thousand, except share and per share data, and have been prepared on the basis of the accounting principles described in note 2.

These consolidated financial statements were authorized for issue by the Company’s Board of Directors (the “Board of Directors”) on March 7, 2022.